Income Taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for PRC operations (Details) - PRC			12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of income taxes
Statutory income tax rate			25.00%	25.00%	25.00%
Permanent differences			46.20%	(10.10%)	(9.30%)
Change in valuation allowance			(77.20%)	2.90%	7.80%
Effect of preferential tax treatment			(37.50%)	(6.60%)	(11.40%)
Uncertain tax positions			(3.30%)	2.90%	3.80%
Effective income tax rate			(46.80%)	14.10%	15.90%
Tax deductible expenses of the research and development expenses (in percent)	175.00%	150.00%